Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,258	$ 2,692
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	703	716
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	834	1,132
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	721	844
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	181	156
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8	9
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	144	129
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29	18
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,077	2,536
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	695	707
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	690	1,003
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 692	$ 826